Notes Payable - Bridge Bank Credit Agreement (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Mar. 01, 2013	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Debt issuance cost			$ 31,301	$ 27,800
Fair value of warrants issued	7,209	12,382,216	7,209
Secured Line of Credit Facility [Member]
Debt Instrument [Line Items]
Eligible securitization percentage of accounts receivable (percentage)	80.00%
Line of credit facility, maximum borrowing capacity	1,500,000
Debt instrument, annual facility fee	7,500
Line of credit facility, commitment fee percentage (percentage)	0.50%
Line of credit facility, annual due dilligence fee	1,000
Debt Instrument, description of variable rate basis	prime rate plus 2%
Debt instrument, description of default rate of interest	prime plus 7%
Line of credit facility, termination fee	18,750
Line of credit facility, early termination credit limit percentage (percentage)	1.00%
Line of credit facility, early termination fee calculation denominator (percentage)	80.00%
Debt issuance cost	31,301	38,801
Fair value of warrants issued		7,209
Debt issuance cost amortization period (in years)	1 year	1 year
Amortization of debt discount (premium)			26,000
Additional Paid-in Capital [Member]
Debt Instrument [Line Items]
Fair value of warrants issued		$ 12,382,216	$ 7,209